Loan Receivable - Schedule of Loan Receivable (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018
Receivables [Abstract]
Loan receivable		$ 2,180,655
Total		$ 2,180,655	$ 2,180,655